------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0578

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                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05646
                                  ----------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100      Wellesley, Massachusetts        02481
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street  Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       January 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 99.3%                                                           SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
GROWTH FUNDS -- 37.1%
   Alger Capital Appreciation Institutional - Class I(a)                                132,837    $    2,587,673
   American Funds AMCAP - Class A                                                       148,444         2,826,383
   American Funds Growth Fund of America - Class A                                      294,589         9,441,580
   Calamos Growth - Class A(a)                                                           63,285         3,278,178
   Columbia Acorn Select - Class A(a)                                                   123,610         3,218,792
   Fidelity Capital Appreciation                                                        229,094         5,743,380
   Goldman Sachs Growth Opportunities - Class A(a)                                      270,764         5,612,933
   iShares Russell 1000 Growth Index(b)                                                     235            13,155
   Janus Orion                                                                          116,662         1,394,107
   John Hancock Large Cap Equity - Class I                                               51,737         1,481,734
   Kinetics Paradigm - Institutional Class                                               51,472         1,451,511
   Marsico 21st Century                                                                 604,207         9,854,608
                                                                                                   --------------
                                                                                                       46,904,034
                                                                                                   --------------
GROWTH AND INCOME FUNDS -- 31.8%
   Amana Trust Income                                                                   143,474         4,228,168
   Fidelity Select Utilities Growth                                                      69,352         4,121,590
   iShares Dow Jones Select Dividend Index(b)                                            65,100         4,206,762
   iShares Dow Jones U.S. Energy Sector Index(b)                                         49,400         5,956,652
   iShares Russell 1000 Value Index(b)                                                   28,800         2,213,568
   iShares S&P 500 Index(b)                                                              17,350         2,387,534
   iShares S&P GSSI Natural Resources Index(b)                                           10,600         1,299,242
   iShares S&P MidCap 400 Value Index(b)                                                 73,000         5,512,230
   Powershares Dynamic Market(b)                                                        116,200         5,592,706
   Schwab Fundamental U.S. Large Company Index - Institutional Class                     46,793           446,878
   Vanguard 500 Index - Investor Shares                                                  33,188         4,215,504
                                                                                                   --------------
                                                                                                       40,180,834
                                                                                                   --------------
FOREIGN STOCK FUNDS -- 20.0%
   Dodge & Cox International Stock                                                      129,411         5,475,395
   First Eagle Global - Class A                                                          58,958         2,554,069
   iShares MSCI EAFE Index(b)                                                            82,200         5,942,238
   iShares MSCI Emerging Markets Index(b)                                                41,400         5,640,750
   Janus Overseas                                                                        68,707         3,509,531
   Oppenheimer International Small Company - Class A                                     34,416           796,043
   Phoenix Foreign Opportunity - Class I                                                 37,594           989,090
   Schwab Fundamental International Large Company Index - Institutional Class            47,645           462,153
                                                                                                   --------------
                                                                                                       25,369,269
                                                                                                   --------------
SMALL COMPANY FUNDS -- 10.4%
   Buffalo Small Cap(a)                                                                  56,237         1,252,952
   iShares S&P SmallCap 600 Growth Index(b)                                              21,700         2,764,580
   iShares S&P SmallCap 600 Value Index(b)                                               22,100         1,487,551
   Royce Opportunity - Investor Class                                                   333,065         3,430,569
   William Blair Small Cap Growth - Class I(a)                                          195,364         4,255,022
                                                                                                   --------------
                                                                                                       13,190,674
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (Cost $99,861,985)                                                      $  125,644,811
                                                                                                   --------------



NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
MONEY MARKET SECURITIES -- 0.8%                                                        SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 3.865%(c) (Cost $1,060,224)     1,060,224    $    1,060,224
                                                                                                   --------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $100,922,209)                                           $  126,705,035

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                          (105,739)
                                                                                                   --------------

NET ASSETS -- 100.0%                                                                               $  126,599,296
                                                                                                   ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at January 31, 2008.

See accompanying notes to schedules of investments.





NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 99.4%                                                           SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 29.4%
   Dodge & Cox Stock                                                                     36,733    $    4,802,065
   Fidelity Select Utilities Growth                                                      53,826         3,198,909
   iShares Dow Jones Select Dividend Index(b)                                            22,600         1,460,412
   iShares Dow Jones U.S. Energy Sector Index(b)                                         29,800         3,593,284
   iShares Russell 1000 Value Index(b)                                                   20,300         1,560,258
   iShares S&P 500 Index(b)                                                              33,400         4,596,174
   iShares S&P GSSI Natural Resources Index(b)                                           10,600         1,299,242
   iShares S&P MidCap 400 Value Index(b)                                                  9,000           679,590
   Powershares Dynamic Market(b)                                                         81,000         3,898,530
   Schwab Fundamental U.S. Large Company Index - Institutional Class                     46,793           446,878
                                                                                                   --------------
                                                                                                       25,535,342
                                                                                                   --------------
FOREIGN STOCK FUNDS -- 15.7%
   Dodge & Cox International Stock                                                       49,420         2,090,974
   First Eagle Global - Class A                                                         106,356         4,607,333
   iShares MSCI EAFE Index(b)                                                            66,800         4,828,972
   Phoenix Foreign Opportunity - Class I                                                 56,391         1,483,635
   Schwab Fundamental International Large Company Index - Institutional Class            66,010           640,298
                                                                                                   --------------
                                                                                                       13,651,212
                                                                                                   --------------
GROWTH FUNDS -- 12.6%
   American Funds AMCAP - Class A                                                       162,837         3,100,409
   Columbia Acorn Select - Class A(a)                                                    31,829           828,831
   Fidelity Capital Appreciation                                                         32,706           819,945
   iShares Russell 1000 Growth Index(b)                                                  19,600         1,097,208
   Marsico 21st Century                                                                  69,142         1,127,706
   S&P MidCap 400 Depositary Receipts(b)                                                 17,580         2,557,363
   Wells Fargo Advantage Endeavor Select - Class A(a)                                   137,289         1,430,547
                                                                                                   --------------
                                                                                                       10,962,009
                                                                                                   --------------
GOVERNMENT BOND FUNDS -- 9.3%
   American Century Target Maturities Trust Series 2015 - Investor Class                 90,573         8,097,258
                                                                                                   --------------

CORPORATE BOND FUNDS -- 8.9%
   Loomis Sayles Bond - Institutional Class                                             532,139         7,758,586
                                                                                                   --------------

CONVERTIBLE SECURITY FUNDS -- 6.1%
        Davis Appreciation & Income                                                     119,778         3,263,949
        Franklin Convertible Securities - Class A                                       135,450         2,016,845
                                                                                                   --------------
                                                                                                        5,280,794
                                                                                                   --------------
WORLDWIDE BOND FUNDS -- 5.0%
   Loomis Sayles Global Bond - Institutional Class                                       78,537         1,274,647
   Templeton Global Bond - Class A                                                      254,937         3,000,613
                                                                                                   --------------
                                                                                                        4,275,260
                                                                                                   --------------
SMALL COMPANY FUNDS -- 4.8%
   iShares S&P SmallCap 600 Growth Index(b)                                              15,400         1,961,960
   iShares S&P SmallCap 600 Value Index(b)                                               15,800         1,063,498
   Royce Opportunity - Investor Class                                                   108,497         1,117,520
                                                                                                   --------------
                                                                                                        4,142,978
                                                                                                   --------------




NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 99.4% (CONTINUED)                                               SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
HIGH QUALITY BOND FUNDS -- 4.2%
   Calvert Social Investment - Class I                                                   65,350    $    1,042,987
   Dodge & Cox Income                                                                   207,938         2,632,499
                                                                                                   --------------
                                                                                                        3,675,486
                                                                                                   --------------
HIGH YIELD BOND FUNDS -- 3.4%
   Loomis Sayles Institutional High Income                                              376,807         2,905,184
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (Cost $75,260,749)                                                      $   86,284,109
                                                                                                   --------------

====================================================================================================================
MONEY MARKET SECURITIES -- 0.7%                                                         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 3.865%(c) (Cost $600,090)         600,090    $      600,090
                                                                                                   --------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $75,860,839)                                            $   86,884,199

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                           (97,593)
                                                                                                   --------------

NET ASSETS -- 100.0%                                                                               $   86,786,606
                                                                                                   ==============


(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at January 31, 2008.

See accompanying notes to schedules of investments.




NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 89.4%                                                           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
SECTOR FUNDS -- 40.8%
   Alpine International Real Estate Equity - Class Y                                      9,849    $      349,940
   iShares Dow Jones U.S. Energy Sector Index(b)                                         10,500         1,266,090
   iShares MSCI Emerging Markets Index(b)                                                 7,200           981,000
   iShares S&P GSSI Natural Resources Index(b)                                            8,300         1,017,331
   iShares S&P GSTI Networking Index(b)                                                  23,900           711,025
   ProFunds Oil & Gas UltraSector - Investor Class                                        8,281           411,727
   Technology Select Sector SPDR(b)                                                      30,800           715,176
   T. Rowe Price Emerging Europe & Mediterranean                                         11,241           372,526
                                                                                                   --------------
                                                                                                        5,824,815
                                                                                                   --------------
LARGE-CAP FUNDS -- 28.3%
   Alger Capital Appreciation - Class I(a)                                               13,655           265,999
   Amana Trust Growth(a)                                                                 47,605         1,031,123
   iShares Russell 1000 Growth Index(b)                                                  18,600         1,041,228
   iShares S&P 500 Growth Index(b)                                                        4,800           305,904
   Marsico 21st Century                                                                  86,297         1,407,499
                                                                                                   --------------
                                                                                                        4,051,753
                                                                                                   --------------
MID-CAP FUNDS -- 16.3%
   Janus Orion                                                                           62,885           751,474
   Leuthold Select Industries                                                            64,321           952,589
   S&P MidCap 400 Depositary Receipts(b)                                                  4,302           625,812
                                                                                                   --------------
                                                                                                        2,329,875
                                                                                                   --------------
SMALL-CAP FUNDS -- 4.0%
   iShares S&P SmallCap 600 Growth Index(b)                                               4,500           573,300
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (Cost $11,877,166)                                                      $   12,779,743
                                                                                                   --------------

====================================================================================================================
MONEY MARKET SECURITIES -- 10.7%                                                       SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 3.865%(c) (Cost $1,522,057)     1,522,057    $    1,522,057
                                                                                                   --------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $13,399,223)                                            $   14,301,800

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                            (8,291)
                                                                                                   --------------

NET ASSETS -- 100.0%                                                                               $   14,293,509
                                                                                                   ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c) Variable rate security. The coupon rate shown is the effective interest rate at January 31, 2008.

See accompanying notes to schedules of investments.




NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 95.1%                                                           SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
EUROPE FUNDS -- 27.4%
   AIM European Growth - Class A                                                        133,819    $    5,102,524
   iShares MSCI Austria Index(a)                                                        166,200         5,461,332
   iShares MSCI Belgium Index(a)                                                        110,600         2,506,196
   iShares MSCI EMU Index(a)                                                             25,800         2,772,726
   iShares MSCI France Index(a)                                                          10,000           341,700
   iShares MSCI Germany Index(a)                                                        143,200         4,459,248
   iShares MSCI Spain Index(a)                                                           44,700         2,567,568
   iShares MSCI Sweden Index(a)                                                          76,000         2,115,840
   iShares MSCI Switzerland Index(a)                                                     47,500         1,188,450
   iShares MSCI United Kingdom Index(a)                                                 129,746         2,873,874
   Ivy European Opportunities - Class A                                                 149,793         5,229,286
                                                                                                   --------------
                                                                                                       34,618,744
                                                                                                   --------------
DIVERSIFIED FUNDS -- 26.0%
   AllianceBernstein International Growth - Class A                                     107,900         2,030,669
   Alpine International Real Estate Equity - Class Y                                     38,030         1,351,215
   Dodge & Cox International Stock                                                       78,034         3,301,614
   iShares MSCI EAFE Index(a)                                                            67,800         4,901,262
   iShares S&P Global Energy Sector Index(a)                                             30,800         3,881,108
   Janus Overseas                                                                       153,156         7,823,205
   Oakmark International - Class I                                                      142,969         2,780,752
   Oppenheimer International Small Company - Class A                                    213,409         4,936,149
   Schwab Fundamental International Large Company Index - Institutional Class           192,490         1,867,152
                                                                                                   --------------
                                                                                                       32,873,126
                                                                                                   --------------
ASIA/PACIFIC FUNDS -- 21.0%
   Eaton Vance Greater India - Class A                                                  170,724         5,287,313
   Fidelity Japan                                                                       287,595         3,919,923
   iShares FTSE/Xinhua China 25 Index(a)                                                 37,100         5,333,125
   iShares MSCI Australia Index(a)                                                      168,100         4,511,804
   iShares MSCI Japan Index(a)                                                          143,800         1,834,888
   iShares MSCI Pacific Ex-Japan Index(a)                                                21,600         3,065,472
   Matthews Pacific Tiger                                                               103,650         2,595,397
                                                                                                   --------------
                                                                                                       26,547,922
                                                                                                   --------------
AMERICAS FUNDS -- 14.2%
   Fidelity Canada                                                                       94,584         5,409,253
   iShares MSCI Canada Index(a)                                                         151,000         4,579,830
   iShares MSCI Mexico Index(a)                                                          46,800         2,596,932
   iShares S&P Latin American 40 Index(a)                                                22,200         5,296,032
                                                                                                   --------------
                                                                                                       17,882,047
                                                                                                   --------------




NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 95.1% (CONTINUED)                                               SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUNDS -- 6.5%
   iShares MSCI Emerging Markets Index(a)                                                29,000    $    3,951,250
   Oppenheimer Developing Markets - Class A                                              35,820         1,583,235
   T. Rowe Price Emerging Europe & Mediterranean                                         79,542         2,636,012
                                                                                                   --------------
                                                                                                        8,170,497
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (Cost $89,024,697)                                                      $  120,092,336
                                                                                                   --------------

====================================================================================================================
MONEY MARKET SECURITIES -- 5.0%                                                        SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 3.865%(b) (Cost $6,325,942)     6,325,942    $    6,325,942
                                                                                                   --------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $95,350,639)                                            $  126,418,278

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                                          (107,069)
                                                                                                   --------------

NET ASSETS -- 100.0%                                                                               $  126,311,209
                                                                                                   ==============


(a)  Exchange-traded fund.
(b) Variable rate security. The coupon rate shown is the effective interest rate at January 31, 2008.

See accompanying notes to schedules of investments.




NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 95.7%                                                           SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 18.9%
   CGM Focus                                                                             56,241    $    2,713,063
   Diamond Hill Focus Long-Short - Class I                                              208,414         3,811,883
   Hussman Strategic Growth                                                             332,361         5,108,389
   Nationwide U.S. Growth Leaders Long-Short - Class A                                      137             1,556
   Prudent Bear                                                                         180,269         1,157,330
   Schwab Hedged Equity                                                                 257,958         3,913,218
   Templeton Global Long-Short - Class A                                                186,451         2,468,612
   TFS Market Neutral                                                                    81,997         1,135,665
   Weitz Funds (The) - Partners III Opportunity                                         318,581         2,978,728
                                                                                                   --------------
                                                                                                       23,288,444
                                                                                                   --------------
GLOBAL MACRO FUNDS -- 16.1%
   Advantage Global Alpha - Class A                                                     182,773         2,253,591
   Calamos Global Growth and Income - Class A(a)                                        111,567         1,182,611
   First Eagle Global - Class A                                                         172,981         7,493,558
   Franklin Mutual Discovery - Class Z                                                  128,625         3,880,616
   Ivy Asset Strategy - Class A                                                         136,210         3,689,926
   Oppenheimer International Bond - Class A                                             217,524         1,426,958
                                                                                                   --------------
                                                                                                       19,927,260
                                                                                                   --------------
MERGER ARBITRAGE FUNDS -- 15.2%
   Arbitrage - Class R(a)                                                               202,458         2,514,527
   Enterprise Mergers and Acquisitions - Class A                                        426,501         4,793,871
   Gabelli ABC                                                                          502,743         4,916,822
   Gabelli Global Deal(c)                                                                40,000           640,000
   Merger                                                                               403,521         5,891,410
                                                                                                   --------------
                                                                                                       18,756,630
                                                                                                   --------------
NATURAL RESOURCES FUNDS -- 10.2%
   BlackRock Real Asset Equity(c)                                                        85,000         1,365,950
   DWS Global Commodities Stock(c)                                                       30,303           497,575
   Permanent Portfolio                                                                   20,030           740,901
   PIMCO Commodity Real Return Strategy - Class A                                       267,314         4,661,955
   PowerShares Global Water Portfolio(b)                                                 65,000         1,261,650
   RS Global Natural Resources - Class A                                                 54,532         1,932,602
   T. Rowe Price New Era                                                                  9,337           516,353
   Vanguard Precious Metals & Minerals                                                   49,097         1,642,308
                                                                                                   --------------
                                                                                                       12,619,294
                                                                                                   --------------
ASSET ALLOCATION FUNDS -- 10.0%
   Berwyn Income                                                                        155,407         1,864,882
   FPA Crescent                                                                         120,555         2,972,897
   Greenspring                                                                           63,354         1,459,050
   Leuthold Asset Allocation                                                            108,623         1,211,143
   Leuthold Core Investment                                                             184,929         3,262,142
   Oakmark Equity and Income - Class I                                                   58,035         1,531,556
                                                                                                   --------------
                                                                                                       12,301,670
                                                                                                   --------------



NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
INVESTMENT COMPANIES -- 95.7% (CONTINUED)                                               SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.1%
   Fairholme                                                                            121,295    $    3,781,994
   Franklin Mutual Beacon - Class Z                                                      94,382         1,407,242
   Third Avenue Value                                                                    40,588         2,315,130
                                                                                                   --------------
                                                                                                        7,504,366
                                                                                                   --------------
OPTION HEDGED FUNDS -- 6.0%
   Gateway                                                                              197,517         5,530,488
   Nuveen Equity Premium Income(c)                                                       40,000           654,800
   Old Mutual Analytic Defensive Equity - Class Z                                        99,623         1,212,418
                                                                                                   --------------
                                                                                                        7,397,706
                                                                                                   --------------
REAL ESTATE FUNDS -- 5.5%
   Cohen & Steers International Realty - Class I                                        148,631         2,372,144
   DJ Wilshire International Real Estate SPDR(b)                                         10,000           534,600
   JPMorgan U.S. Real Estate - Class A                                                   33,996           582,699
   Third Avenue Real Estate Value                                                       119,711         3,298,026
                                                                                                   --------------
                                                                                                        6,787,469
                                                                                                   --------------
CONVERTIBLE ARBITRAGE FUNDS -- 5.0%
   Calamos Market Neutral - A Shares                                                    484,333         6,155,873
                                                                                                   --------------

HIGH YIELD FUNDS -- 2.7%
   Fidelity Capital & Income                                                            156,026         1,305,940
   Principal High Yield - Class A                                                       154,497         1,265,327
   Western Asset Emerging Markets Debt(c)                                                40,000           732,800
                                                                                                   --------------
                                                                                                        3,304,067
                                                                                                   --------------

TOTAL INVESTMENT COMPANIES (Cost $108,879,341)                                                     $  118,042,779
                                                                                                   --------------

====================================================================================================================
STRUCTURED NOTES -- 2.9%                                                                  UNITS          VALUE
--------------------------------------------------------------------------------------------------------------------
   Merrill Lynch & Co., Inc., Medium-Term Note, Series C, due 06/10/2008                100,000(d) $    1,168,000
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 04/20/2008                    100,000(d)      1,123,000
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 07/20/2008                     50,000(d)        609,500
   Morgan Stanley & Co., Inc., Bear Market Plus Note, due 11/20/2008                     60,000(d)        700,200
                                                                                                   --------------

TOTAL STRUCTURED NOTES (Cost $3,097,500)                                                           $    3,600,700
                                                                                                   --------------




NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2008 (UNAUDITED)
====================================================================================================================
MONEY MARKET SECURITIES -- 1.4%                                                        SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------
   The AIM STIT-STIC Portfolio - Institutional Class, 3.865%(e) (Cost $1,750,646)     1,750,646    $    1,750,646
                                                                                                   --------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $113,727,487)                                           $  123,394,125

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                                                           (62,774)
                                                                                                   --------------
NET ASSETS -- 100.0%                                                                               $  123,331,351
                                                                                                   ==============

(a)  Non-income producing security.
(b)  Exchange-traded fund.
(c)  Closed-end fund.
(d)  $10.00 face value per unit.
(e) Variable rate security. The coupon rate shown is the effective interest rate at January 31, 2008.

See accompanying notes to schedules of investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

1.  INVESTMENT VALUATION
Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. The Portfolios may also invest in closed-end investment companies, exchange traded funds, and to a certain extent, directly in securities. Investments in closed-end investment companies, exchange traded funds and direct investments are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.  INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.  FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of January 31, 2008:

                                                                                                   New Century
                               New Century      New Century      New Century      New Century      Alternative
                                 Capital         Balanced       Opportunistic    International      Strategies
                                Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                              -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments                   $ 100,922,209    $  75,964,869    $  13,415,661    $  95,350,639    $ 113,742,097
                              =============    =============    =============    =============    =============

Gross unrealized
appreciation                  $  28,715,851    $  12,628,278    $   1,570,293    $  34,258,361    $  12,626,559

Gross unrealized
depreciation                     (2,933,025)      (1,708,948)        (684,154)      (3,190,722)      (2,974,531)
                              -------------    -------------    -------------    -------------    -------------


Net unrealized appreciation   $  25,782,826    $  10,919,330    $     886,139    $  31,067,639    $   9,652,028
                              =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                             Wayne M. Grzecki, President


Date          March 19, 2008
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -----------------------------------------------------
                             Wayne M. Grzecki, President


Date          March 19, 2008
      ----------------------------------



By (Signature and Title)*     /s/ Nicole M. Tremblay
                           -----------------------------------------------------
                             Nicole M. Tremblay, Treasurer


Date          March 19, 2008
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.